Income taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Property, plant and equipment	$ 130	$ 787
Other	313	319
Total deferred tax liabilities	443	1,106
Provisions and reserves	395	477
Net deferred tax liabilities	$ 48	$ 629